UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21199
                                   811-21298

Name of Fund:  WCMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, WCMA Treasury Fund and Master Treasury Trust, 800 Scudders
     Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/04 - 09/30/04

Item 1 - Report to Stockholders


(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


WCMA Treasury Fund


Semi-Annual Report
September 30, 2004


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and
(3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.



WCMA Treasury Fund
Box 9011
Princeton, NJ
08543-9011



(GO PAPERLESS LOGO)
It's Fast, Convenient, & Timely!
To sign up today, go to www.icsdelivery.com/live.



WCMA Treasury Fund



Officers and Trustees


Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Cindy V. Macaulay, Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*


* For inquiries regarding your WCMA account, call 800-262-4636.



WCMA TREASURY FUND, SEPTEMBER 30, 2004



A Letter From the President


Dear Shareholder

As we ended the current reporting period, the financial markets were facing a number of uncertainties. At the top of investors' minds were questions about economic expansion, corporate earnings, interest rates and inflation, politics, oil prices and terrorism.

After benefiting from aggressive monetary and fiscal policy stimulus, some fear the U.S. economy has hit a "soft patch." In fact, economic expansion has slowed somewhat in recent months, but we believe it is easing into a pace of growth that is sustainable and healthy. The favorable economic environment has served to benefit American corporations. Although the most impressive earnings results were seen earlier in the year, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board (the Fed) has signaled its confidence in the economic recovery by increasing the Federal Funds target rate three times in the past several months, from 1% to 1.75%. Inflation, for its part, has remained in check. Investors and economists are focused on how quickly Fed policy will move from here.

While any market jitters associated with the presidential election should subside after November, the effect of oil prices is more difficult to predict. At around $50 per barrel, the price of oil is clearly a concern. However, on an inflation-adjusted basis and considering modern usage levels, the situation is far from the crisis proportions we saw in the 1980s. Finally, although terrorism and geopolitical crises are realities we are forced to live with today, history has shown us that the financial effects of any single event tend to be short-lived.

Amid the uncertainty, fixed income markets provided modestly positive results. For the six-month and 12-month periods ended September 30, 2004, the Lehman Brothers Aggregate Bond Index returned +.68% and +3.68%, respectively; the Credit Suisse First Boston High Yield Index returned +4.30% and +13.32%; and the Citigroup Three-Month Treasury Bill Index returned +.56% and +1.04%. In terms of yield, the 10-year Treasury note recorded a yield of 4.14% at September 30, 2004, versus 3.96% at September 30, 2003. The three-month Treasury bill's yield was 1.71% at period-end, compared to .95% a year earlier.

The key during uncertain times is to remain focused on the big picture. Investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



WCMA TREASURY FUND, SEPTEMBER 30, 2004



A Discussion With Your Fund's Portfolio Manager


With interest rates on the rise, we ended the period with a cautious approach to longer-dated securities and a solid liquidity base, allowing us the flexibility to re-enter the market at the most attractive levels.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2004, WCMA Treasury Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of .04%, .20%, .52% and .52%, respectively. The Fund's seven-day yields as of September 30, 2004, were .04% for Class 1, .52% for Class 2, .88% for Class 3 and .88% for Class 4.

The average portfolio maturity of WCMA Treasury Fund at September
30, 2004 was 67 days, compared to 63 days at March 31, 2004.

We employed a barbell strategy throughout the period. That is, we emphasized the very front end of the market for liquidity and looked to longer-dated securities for yield enhancement and price appreciation. Overall, the Fund delivered above-average results relative to its peers. This was a direct result of managing the portfolio's average life and longer-dated holdings.

For the most part, the interest rate environment took its cue from the economy. While economic growth had been favorable for some time, the labor market had been stubbornly weak. With the consumer accounting for the majority of gross domestic product (GDP), an improvement in employment would be essential to sustainable above-trend economic growth. Until such time, the Federal Reserve Board (the Fed) seemed apt to keep interest rates at their historic lows.

The employment picture began to show its first signs of revival at the start of the period with the release of a surprisingly robust payroll report for the month of March. Similarly strong jobs reports followed for the months of April and May, and investors began to anticipate a Fed tightening. On June 30, the Fed raised the target for the Federal Funds rate from 1% to 1.25%. The 25 basis point (.25%) hike was followed by two more in August and September, bringing the target rate to 1.75% by period-end. Still, interest rates remained near historic lows, and the Fed telegraphed its intention to maintain a "measured" approach to interest rate increases.

As the period neared its end, the strength of the economic expansion came into question. GDP, which grew at an annualized rate of 4.5% in the first quarter, slowed to 3.3% in the second quarter. Nevertheless, business capital spending and export activity expanded at a record pace. We expect this strength to continue, which should lead to improved hiring in the months ahead. GDP is estimated at approximately 4% for the third quarter.

Issuance of Treasury securities increased during the period, primarily due to deficit spending and the mounting costs associated with the war in Iraq. Supply continued to favor the longer end, thus creating a steeper yield curve past the one-year sector. Notably, however, continued foreign interest in holding U.S. assets meant that investors readily accepted the increased supply. Issuance of Treasury bills had been more reserved, which allowed the front end of the yield curve to remain relatively flat to financing levels.


How did you manage the portfolio during the period?

Our average portfolio maturity remained in the 55-day - 65-day range for much of the six-month period, but reached a high of 70 days and a low of 48 days. We continued to employ a barbell strategy, essentially purchasing one-month Treasury bills for liquidity and six-month bills for incremental yield and price appreciation. Our emphasis at each end of the barbell shifted moderately throughout the period, driven by market dynamics, changing yields and our assessment of good relative value.

In April and May, for example, we focused on six-month issues in an effort to capture additional yield. The Fed still seemed content to hold interest rates at historic lows at this point; therefore, we were comfortable with adding the longer six-month maturities versus three-month maturities. In late May, as it became apparent that the Fed would begin a tightening program, we began to shift our focus to the one to three-month sectors. As investors questioned the size and the pace of the interest rate increases, it seemed prudent to avoid locking into longer maturities, particularly if there was no significant yield to be gained.



WCMA TREASURY FUND, SEPTEMBER 30, 2004



In the final months of the period, our analyses began to reveal that the six-month sector offered the best opportunity for yield enhancement and price appreciation. We added securities in this area when they became available, and also continued to purchase three-month bills. In September, we also opted to take advantage of government-issued cash management bills. These have shorter maturities than one-month bills, and tend to trade 10 basis points - 15 basis points cheaper.

With the Fed embarking on a measured yet still somewhat uncertain tightening cycle, we adopted a cautious approach to longer securities. For the most part, we were not comfortable locking into the longer maturities, and did not actively participate in the one-year and longer sectors during the past six months. Nevertheless, we continue to evaluate the longer-dated sectors for opportunities to pick up additional yield.


How would you characterize the portfolio's position at the close of the period?

While the average portfolio maturity stood at 67 days at period-end, we maintained adequate liquidity, which allows us the flexibility to extend at higher levels as opportunities present themselves.

The Trust's portfolio composition as a percent of net assets at the end of September and as of our last report to shareholders is detailed below:

                                    9/30/2004      3/31/2004

U.S. Government Obligations             99.1%          99.2%
Other Assets Less Liabilities            0.9            0.8
                                       ------         ------
Total                                  100.0%         100.0%
                                       ======         ======


Looking ahead, we believe the Fed is likely to raise interest rates gradually rather than race to neutrality. If investors overreact by increasing market rates ahead of the Fed, we will take the opportunity to re-enter the market. Having said that, we will maintain a high liquidity base given investor needs in a rising interest rate environment. Finally, although we do not anticipate a dramatic change in the level of Treasury issuance for the near term, we will take advantage of any technical aberrations in the yield curve. As always, we continue to monitor the economy and interest rates, and will remain ready to adjust our strategy as market dynamics dictate.


Cindy V. Macaulay
Vice President and Portfolio Manager


October 7, 2004



WCMA TREASURY FUND, SEPTEMBER 30, 2004



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2004 and held through September 30, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                            Expenses Paid
                                                                             Ending       During the Period*
                                                          Beginning      Account Value     April 1, 2004 to
                                                        Account Value    September 30,      September 30,
                                                        April 1, 2004         2004               2004
Actual

Class 1                                                     $1,000         $1,000.20            $5.66
Class 2                                                     $1,000         $1,001.00            $4.90
Class 3                                                     $1,000         $1,002.60            $3.31
Class 4                                                     $1,000         $1,002.60            $3.31

Hypothetical (5% annual return before expenses)**

Class 1                                                     $1,000         $1,019.41            $5.71
Class 2                                                     $1,000         $1,020.17            $4.94
Class 3                                                     $1,000         $1,021.80            $3.35
Class 4                                                     $1,000         $1,021.80            $3.35

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.13% for Class 1, .98% for Class 2, .66% for Class 3 and .66% for Class 4), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Statement of Assets and Liabilities                                                                      WCMA Treasury Fund

As of September 30, 2004
Assets

           Investment in Master Treasury Trust, at value (identified cost--$399,059,272)                    $   398,871,838
           Prepaid expenses and other assets                                                                        267,684
                                                                                                            ---------------
           Total assets                                                                                         399,139,522
                                                                                                            ---------------

Liabilities

           Payables:
               Distributor                                                                $       266,505
               Administrator                                                                       16,250
               Other affiliates                                                                     4,800           287,555
                                                                                          ---------------
           Accrued expenses and other liabilities                                                                    57,372
                                                                                                            ---------------
           Total liabilities                                                                                        344,927
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   398,794,595
                                                                                                            ===============

Net Assets Consist of

           Class 1 Shares of beneficial interest, $.10 par value, unlimited number of
           shares authorized                                                                                $     2,106,161
           Class 2 Shares of beneficial interest, $.10 par value, unlimited number of
           shares authorized                                                                                     13,387,348
           Class 3 Shares of beneficial interest, $.10 par value, unlimited number of
           shares authorized                                                                                     18,563,520
           Class 4 Shares of beneficial interest, $.10 par value, unlimited number of
           shares authorized                                                                                      5,841,174
           Paid-in capital in excess of par                                                                     359,083,826
           Unrealized depreciation allocated from the Trust--net                                                  (187,434)
                                                                                                            ---------------
           Net Assets                                                                                       $   398,794,595
                                                                                                            ===============

Net Asset Value

           Class 1--Based on net assets of $21,048,044 and 21,061,611 shares of
           beneficial interest outstanding                                                                  $          1.00
                                                                                                            ===============
           Class 2--Based on net assets of $133,808,298 and 133,873,481 shares of
           beneficial interest outstanding                                                                  $          1.00
                                                                                                            ===============
           Class 3--Based on net assets of $185,562,339 and 185,635,194 shares of
           beneficial interest outstanding                                                                  $          1.00
                                                                                                            ===============
           Class 4--Based on net assets of $58,375,914 and 58,411,744 shares of beneficial
           interest outstanding                                                                             $          1.00
                                                                                                            ===============

           See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Statement of Operations                                                                                  WCMA Treasury Fund

For the Six Months Ended September 30, 2004
Investment Income--Net

           Interest                                                                                         $         2,886
           Net investment income allocated from the Trust:
               Interest and amortization of premium and discount earned                                           2,373,628
               Expenses                                                                                           (507,421)
                                                                                                            ---------------
           Total income and net investment income allocated from the Trust                                        1,869,093
                                                                                                            ---------------

Expenses

           Administration fees                                                            $       508,332
           Account maintenance and distribution fees--Class 2                                     496,528
           Account maintenance and distribution fees--Class 3                                     303,094
           Account maintenance and distribution fees--Class 4                                     137,390
           Account maintenance and distribution fees--Class 1                                     116,000
           Registration fees                                                                       91,878
           Printing and shareholder reports                                                        26,986
           Professional fees                                                                       20,038
           Transfer agent fees--Class 3                                                             7,461
           Transfer agent fees--Class 2                                                             6,750
           Transfer agent fees--Class 4                                                             3,298
           Transfer agent fees--Class 1                                                             1,052
           Other                                                                                   21,930
                                                                                          ---------------
           Total expenses before waiver and reimbursement                                       1,740,737
           Waiver and reimbursement of expenses                                                 (617,246)
                                                                                          ---------------
           Total expenses after waiver and reimbursement                                                          1,123,491
                                                                                                            ---------------
           Investment income--net                                                                                   745,602
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) Allocated from the Trust--Net

           Realized gain allocated from the Trust--net                                                                7,603
           Change in unrealized depreciation allocated from the Trust--net                                        (159,917)
                                                                                                            ---------------
           Total realized and unrealized loss allocated from the Trust--net                                       (152,314)
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $       593,288
                                                                                                            ===============

           See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Statements of Changes in Net Assets                                                                      WCMA Treasury Fund

                                                                                            For the  Six         For the
                                                                                            Months Ended        Year Ended
                                                                                           September 30,        March 31,
Increase (Decrease) in Net Assets:                                                              2004               2004
Operations

           Investment income--net                                                         $       745,602   $       637,879
           Realized gain allocated from the Trust--net                                              7,603            31,769
           Change in unrealized depreciation allocated from the Trust--net                      (159,917)          (27,519)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                   593,288           642,129
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders

           Investment income--net:
               Class 1                                                                            (4,198)           (5,114)
               Class 2                                                                          (137,398)          (72,298)
               Class 3                                                                          (419,552)         (404,316)
               Class 4                                                                          (184,454)         (156,152)
           Realized gains allocated from the Trust--net:
               Class 1                                                                              (419)           (1,894)
               Class 2                                                                            (2,759)          (11,655)
               Class 3                                                                            (3,011)          (13,370)
               Class 4                                                                            (1,414)           (4,850)
                                                                                          ---------------   ---------------
           Net decrease in net assets resulting from dividends and distributions
           to shareholders                                                                      (753,205)         (669,649)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

           Net increase (decrease) in net assets derived from beneficial interest
           transactions                                                                      (43,171,796)       442,053,765
                                                                                          ---------------   ---------------

Net Assets

           Total increase (decrease) in net assets                                           (43,331,713)       442,026,245
           Beginning of period                                                                442,126,308           100,063
                                                                                          ---------------   ---------------
           End of period                                                                  $   398,794,595   $   442,126,308
                                                                                          ===============   ===============

           See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Financial Highlights                                                                                     WCMA Treasury Fund
                                                                                              Class 1

The following per share data and ratios have been derived                    For the Six      For the       For the Period
from information provided in the financial statements.                       Months Ended    Year Ended    March 20, 2003++
                                                                            September 30,    March 31,       to March 31,
Increase (Decrease) in Net Asset Value:                                          2004           2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                               $       1.00    $       1.00     $       1.00
                                                                              ------------    ------------     ------------
           Investment income--net                                                    .0002           .0003            .0002
           Realized and unrealized gain (loss) allocated from the
           Trust--net                                                              (.0004)         (.0002)            .0001
                                                                              ------------    ------------     ------------
           Total from investment operations                                        (.0002)           .0001            .0003
                                                                              ------------    ------------     ------------
           Less dividends and distributions:
               Investment income--net                                              (.0002)         (.0003)          (.0002)
               Realized gain allocated from the Trust--net                            --**         (.0001)               --
                                                                              ------------    ------------     ------------
           Total dividends and distributions                                       (.0002)         (.0004)          (.0002)
                                                                              ------------    ------------     ------------
           Net asset value, end of period                                     $       1.00    $       1.00     $       1.00
                                                                              ============    ============     ============

Total Investment Return

           Total investment return                                                 .02%+++            .04%             .04%
                                                                              ============    ============     ============

Ratios to Average Net Assets

           Total expenses, net of waiver and reimbursement++++                      1.13%*            .96%             .02%
                                                                              ============    ============     ============
           Total expenses++++                                                       1.58%*           1.58%             .02%
                                                                              ============    ============     ============
           Total investment income and realized gain allocated from the
           Trust--net                                                                .04%*            .04%             .02%
                                                                              ============    ============     ============

Supplemental Data

           Net assets, end of period (in thousands)                           $     21,048    $     26,768     $         25
                                                                              ============    ============     ============

             * Annualized.

            ** Amount is less than $(.0001) per share.

            ++ Effective date of the Fund's registration.

          ++++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

               See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Financial Highlights (continued)                                                                         WCMA Treasury Fund
                                                                                              Class 2

The following per share data and ratios have been derived                    For the Six      For the       For the Period
from information provided in the financial statements.                       Months Ended    Year Ended    March 20, 2003++
                                                                            September 30,    March 31,       to March 31,
Increase (Decrease) in Net Asset Value:                                          2004           2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                               $       1.00    $       1.00     $       1.00
                                                                              ------------    ------------     ------------
           Investment income--net                                                    .0010           .0007            .0002
           Realized and unrealized gain (loss) allocated from the
           Trust--net                                                              (.0004)            --**            .0001
                                                                              ------------    ------------     ------------
           Total from investment operations                                          .0006           .0007            .0003
                                                                              ------------    ------------     ------------
           Less dividends and distributions:
               Investment income--net                                              (.0010)         (.0007)          (.0002)
               Realized gain allocated from the Trust--net                           --***         (.0001)               --
                                                                              ------------    ------------     ------------
           Total dividends and distributions                                       (.0010)         (.0008)          (.0002)
                                                                              ------------    ------------     ------------
           Net asset value, end of period                                     $       1.00    $       1.00     $       1.00
                                                                              ============    ============     ============

Total Investment Return

           Total investment return                                                 .10%+++            .08%             .04%
                                                                              ============    ============     ============

Ratios to Average Net Assets

           Total expenses, net of waiver and reimbursement++++                       .98%*            .92%             .02%
                                                                              ============    ============     ============
           Total expenses++++                                                       1.26%*           1.25%             .02%
                                                                              ============    ============     ============
           Total investment income and realized gain allocated from the
           Trust--net                                                                .19%*            .08%             .02%
                                                                              ============    ============     ============

Supplemental Data

           Net assets, end of period (in thousands)                           $    133,808    $    157,800     $         25
                                                                              ============    ============     ============

             * Annualized.

            ** Amount is less than $.0001 per share.

           *** Amount is less than $(.0001) per share.

            ++ Effective date of the Fund's registration.

          ++++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

               See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Financial Highlights (continued)                                                                         WCMA Treasury Fund
                                                                                              Class 3

The following per share data and ratios have been derived                    For the Six      For the       For the Period
from information provided in the financial statements.                       Months Ended    Year Ended    March 20, 2003++
                                                                            September 30,    March 31,       to March 31,
Increase (Decrease) in Net Asset Value:                                          2004           2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                               $       1.00    $       1.00     $       1.00
                                                                              ------------    ------------     ------------
           Investment income--net                                                    .0026           .0035            .0002
           Realized and unrealized gain (loss) allocated from the
           Trust--net                                                              (.0004)            --**            .0001
                                                                              ------------    ------------     ------------
           Total from investment operations                                          .0022           .0035            .0003
                                                                              ------------    ------------     ------------
           Less dividends and distributions:
               Investment income--net                                              (.0026)         (.0035)          (.0002)
               Realized gain allocated from the Trust--net                           --***         (.0001)               --
                                                                              ------------    ------------     ------------
           Total dividends and distributions                                       (.0026)         (.0036)          (.0002)
                                                                              ------------    ------------     ------------
           Net asset value, end of period                                     $       1.00    $       1.00     $       1.00
                                                                              ============    ============     ============

Total Investment Return

           Total investment return                                                 .26%+++            .36%             .04%
                                                                              ============    ============     ============

Ratios to Average Net Assets

           Total expenses, net of waiver and reimbursement++++                       .66%*            .64%             .02%
                                                                              ============    ============     ============
           Total expenses++++                                                        .96%*            .95%             .02%
                                                                              ============    ============     ============
           Total investment income and realized gain allocated from the
           Trust--net                                                                .52%*            .36%             .02%
                                                                              ============    ============     ============

Supplemental Data

           Net assets, end of period (in thousands)                           $    185,562    $    168,710     $         25
                                                                              ============    ============     ============

             * Annualized.

            ** Amount is less than $.0001 per share.

           *** Amount is less than $(.0001) per share.

            ++ Effective date of the Fund's registration.

          ++++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

               See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Financial Highlights (concluded)                                                                         WCMA Treasury Fund
                                                                                              Class 4

The following per share data and ratios have been derived                    For the Six      For the       For the Period
from information provided in the financial statements.                       Months Ended    Year Ended    March 20, 2003++
                                                                            September 30,    March 31,       to March 31,
Increase (Decrease) in Net Asset Value:                                          2004           2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                               $       1.00    $       1.00     $       1.00
                                                                              ------------    ------------     ------------
           Investment income--net                                                    .0026           .0035            .0002
           Realized and unrealized gain (loss) allocated from the
           Trust--net                                                              (.0004)            --**            .0001
                                                                              ------------    ------------     ------------
           Total from investment operations                                          .0022           .0035            .0003
                                                                              ------------    ------------     ------------
           Less dividends and distributions:
               Investment income--net                                              (.0026)         (.0035)          (.0002)
               Realized gain allocated from the Trust--net                            --**         (.0001)               --
                                                                              ------------    ------------     ------------
           Total dividends and distributions                                       (.0026)         (.0036)          (.0002)
                                                                              ------------    ------------     ------------
           Net asset value, end of period                                     $       1.00    $       1.00     $       1.00
                                                                              ============    ============     ============

Total Investment Return

           Total investment return                                                 .26%+++            .36%             .04%
                                                                              ============    ============     ============

Ratios to Average Net Assets

           Total expenses, net of waiver and reimbursement++++                       .66%*            .65%             .02%
                                                                              ============    ============     ============
           Total expenses++++                                                        .95%*            .96%             .02%
                                                                              ============    ============     ============
           Total investment income and realized gain allocated from the
           Trust--net                                                                .50%*            .36%             .02%
                                                                              ============    ============     ============

Supplemental Data

           Net assets, end of period (in thousands)                           $     58,376    $     88,849     $         25
                                                                              ============    ============     ============

             * Annualized.

            ** Amount is less than $(.0001) per share.

            ++ Effective date of the Fund's registration.

          ++++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

               See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Notes to Financial Statements
WCMA Treasury Fund


1. Significant Accounting Policies:
WCMA Treasury Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Treasury Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2004 was 37.9%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interest in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to account maintenance and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial
Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.



WCMA TREASURY FUND, SEPTEMBER 30, 2004


Notes to Financial Statements (continued)
WCMA Treasury Fund


The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                              Account
                          Maintenance           Distribution
                                  Fee                    Fee

Class 1                          .25%                   .75%
Class 2                          .25%                  .425%
Class 3                          .25%                  .125%
Class 4                          .25%                  .125%


The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is 35 basis points (.35%) higher than that of CMA Treasury Fund, and Class 3 and Class 4 Shares is equal to that of CMA Treasury Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receive a positive yield on each daily dividend. For the six months ended September 30, 2004, FAM and MLPF&S have earned fees of $508,332 and $1,053,012, respectively, of which $617,246 was waived and/or reimbursed.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net increase (decrease) in net assets derived from beneficial interest transactions was ($43,171,796) and $442,053,765 for the six months ended September 30, 2004 and for the year ended March 31, 2004, respectively.


Class 1 Shares for the
Six Months Ended                                             Dollar
September 30, 2004                        Shares             Amount

Shares sold                          110,893,652    $   110,893,652
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                       4,621              4,621
                                 ---------------    ---------------
Total issued                         110,898,273        110,898,273
Shares redeemed                    (116,608,582)      (116,608,582)
                                 ---------------    ---------------
Net decrease                         (5,710,309)    $   (5,710,309)
                                 ===============    ===============


Class 1 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                          209,224,091    $   209,224,091
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                       7,008              7,008
Shares issued in connection
   with the Bulk transfer of
   WCMA shareholder assets            27,000,207         27,000,207
                                 ---------------    ---------------
Total issued                         236,231,306        236,231,306
Shares redeemed                    (209,484,402)      (209,484,402)
                                 ---------------    ---------------
Net increase                          26,746,904    $    26,746,904
                                 ===============    ===============


Class 2 Shares for the
Six Months Ended                                             Dollar
September 30, 2004                        Shares             Amount

Shares sold                          336,582,071    $   336,582,071
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     140,129            140,129
                                 ---------------    ---------------
Total issued                         336,722,200        336,722,200
Shares redeemed                    (360,657,355)      (360,657,355)
                                 ---------------    ---------------
Net decrease                        (23,935,155)    $  (23,935,155)
                                 ===============    ===============



WCMA TREASURY FUND, SEPTEMBER 30, 2004


Notes to Financial Statements (concluded)
WCMA Treasury Fund


Class 2 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                          460,224,756    $   460,224,756
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                      83,952             83,952
Shares issued in connection
   with the Bulk transfer of
   WCMA shareholder assets           183,494,623        183,494,623
                                 ---------------    ---------------
Total issued                         643,803,331        643,803,331
Shares redeemed                    (486,019,710)      (486,019,710)
                                 ---------------    ---------------
Net increase                         157,783,621    $   157,783,621
                                 ===============    ===============


Class 3 Shares for the
Six Months Ended                                             Dollar
September 30, 2004                        Shares             Amount

Shares sold                          527,815,893    $   527,815,893
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     422,596            422,596
                                 ---------------    ---------------
Total issued                         528,238,489        528,238,489
Shares redeemed                    (511,322,344)      (511,322,344)
                                 ---------------    ---------------
Net increase                          16,916,145    $    16,916,145
                                 ===============    ===============


Class 3 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                          954,352,808    $   954,352,808
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     417,686            417,686
Shares issued in connection
   with the Bulk transfer of
   WCMA shareholder assets           164,869,516        164,869,516
                                 ---------------    ---------------
Total issued                       1,119,640,010      1,119,640,010
Shares redeemed                    (950,945,976)      (950,945,976)
                                 ---------------    ---------------
Net increase                         168,694,034    $   168,694,034
                                 ===============    ===============


Class 4 Shares for the
Six Months Ended                                             Dollar
September 30, 2004                        Shares             Amount

Shares sold                          358,884,895    $   358,884,895
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     185,880            185,880
                                 ---------------    ---------------
Total issued                         359,070,775        359,070,775
Shares redeemed                    (389,513,252)      (389,513,252)
                                 ---------------    ---------------
Net decrease                        (30,442,477)    $  (30,442,477)
                                 ===============    ===============


Class 4 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                          679,539,524    $   679,539,524
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     161,002            161,002
Shares issued in connection
   with the Bulk transfer of
   WCMA shareholder assets            43,393,250         43,393,250
                                 ---------------    ---------------
Total issued                         723,093,776        723,093,776
Shares redeemed                    (634,264,570)      (634,264,570)
                                 ---------------    ---------------
Net increase                          88,829,206    $    88,829,206
                                 ===============    ===============



WCMA TREASURY FUND, SEPTEMBER 30, 2004


Schedule of Investments                                                         Master Treasury Trust        (In Thousands)

                                                      Face               Interest              Maturity
Issue                                                Amount               Rate                  Date                Value
U.S. Government Obligations*--99.1%

U.S. Treasury Bills                               $   91,163             1.54-1.55 %           10/07/2004       $    91,136
                                                     132,016             1.03-1.32             10/14/2004           131,950
                                                      97,000                  1.615            10/15/2004            96,939
                                                      29,997            1.326-1.392            10/21/2004            29,974
                                                      86,000            1.605-1.615            10/28/2004            85,892
                                                      37,572             1.40-1.401            11/04/2004            37,521
                                                      35,000             1.32-1.427            11/12/2004            34,936
                                                       6,564            1.327-1.372            11/18/2004             6,550
                                                     152,361            1.375-1.55             11/26/2004           151,994
                                                       3,414                  1.654            12/02/2004             3,405
                                                      54,906            1.635-1.655            12/09/2004            54,735
                                                      43,929             1.63-1.632            12/16/2004            43,779
                                                      33,841            1.725-1.761             1/20/2005            33,655
                                                      30,000                  1.785             1/27/2005            29,822
                                                      39,697            1.722-1.745             2/03/2005            39,447
                                                       8,065                  1.69              2/10/2005             8,010
                                                      10,000                  1.722             2/17/2005             9,928
                                                      60,250                  1.765             2/24/2005            59,786
                                                      12,421                  1.912             3/03/2005            12,318
                                                      68,000             1.94-1.95              3/31/2005            67,320

U.S. Treasury Notes                                    4,000                  1.125             6/30/2005             3,972
                                                       5,000                  1.625            10/31/2005             4,969
                                                       4,500                  1.50              3/31/2006             4,441

Total U.S. Government Obligations (Cost--$1,042,618)                                                              1,042,479

Total Investments (Cost--$1,042,618**)--99.1%                                                                     1,042,479
Other Assets Less Liabilities--0.9%                                                                                   9,668
                                                                                                                -----------
Net Assets--100.0%                                                                                              $ 1,052,147
                                                                                                                ===========

 * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of the discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

   Aggregate cost                            $    1,042,618
                                             ==============
   Gross unrealized appreciation             $            7
   Gross unrealized depreciation                      (146)
                                             --------------
   Net unrealized depreciation               $        (139)
                                             ==============

   See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Statement of Assets and Liabilities                                                                   Master Treasury Trust

As of September 30, 2004
Assets

           Investments in unaffiliated securities, at value
           (identified cost--$1,042,618,475)                                                                $ 1,042,479,381
           Cash                                                                                                       5,434
           Receivables:
               Securities sold                                                            $    96,977,690
               Contributions                                                                    9,643,232
               Interest                                                                            40,929       106,661,851
                                                                                          ---------------
           Prepaid expenses                                                                                           8,298
                                                                                                            ---------------
           Total assets                                                                                       1,149,154,964
                                                                                                            ---------------

Liabilities

           Payables:
               Securities purchased                                                            96,939,078
               Investment adviser                                                                  35,439
               Other affiliates                                                                    10,561        96,985,078
                                                                                          ---------------
           Accrued expenses                                                                                          22,389
                                                                                                            ---------------
           Total liabilities                                                                                     97,007,467
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $ 1,052,147,497
                                                                                                            ===============

Net Assets Consist of

           Investors' capital                                                                               $ 1,052,286,591
           Unrealized depreciation--net                                                                           (139,094)
                                                                                                            ---------------
           Net Assets                                                                                       $ 1,052,147,497
                                                                                                            ===============

           See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Statement of Operations                                                                               Master Treasury Trust

For the Six Months Ended September 30, 2004
Investment Income

           Interest and amortization of premium and discount earned                                         $     5,956,469

Expenses

           Investment advisory fees                                                       $     1,075,427
           Accounting services                                                                    120,694
           Professional fees                                                                       25,182
           Trustees' fees and expenses                                                             20,074
           Custodian fees                                                                          16,736
           Pricing fees                                                                             2,380
           Printing and shareholder reports                                                         1,546
           Other                                                                                   12,062
                                                                                          ---------------
           Total expenses                                                                                         1,274,101
                                                                                                            ---------------
           Investment income--net                                                                                 4,682,368
                                                                                                            ---------------

Realized & Unrealized Gain (Loss)--Net

           Realized gain on investments--net                                                                         19,338
           Change in unrealized appreciation/depreciation on investments--net                                     (393,615)
                                                                                                            ---------------
           Total realized and unrealized loss--net                                                                (374,277)
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $     4,308,091
                                                                                                            ===============

           See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Statements of Changes in Net Assets                                                                   Master Treasury Trust

                                                                                           For the Six          For the
                                                                                           Months Ended        Year Ended
                                                                                          September 30,        March 31,
Increase (Decrease) in Net Asset Value:                                                        2004               2004
Operations

           Investment income--net                                                         $     4,682,368   $    10,103,096
           Realized gain--net                                                                      19,338           125,886
           Change in unrealized appreciation/depreciation--net                                  (393,615)         (277,669)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 4,308,091         9,951,313
                                                                                          ---------------   ---------------

Capital Transactions

           Proceeds from contributions                                                      2,258,861,590     5,868,128,046
           Fair value of withdrawals                                                      (2,326,753,742)   (6,060,463,520)
                                                                                          ---------------   ---------------
           Net decrease in net assets derived from capital transactions                      (67,892,152)     (192,335,474)
                                                                                          ---------------   ---------------

Net Assets

           Total decrease in net assets                                                      (63,584,061)     (182,384,161)
           Beginning of period                                                              1,115,731,558     1,298,115,719
                                                                                          ---------------   ---------------
           End of period                                                                  $ 1,052,147,497   $ 1,115,731,558
                                                                                          ===============   ===============

           See Notes to Financial Statements.



Financial Highlights                                                                                  Master Treasury Trust

                                                                         For the Six        For the        For the Period
                                                                         Months Ended      Year Ended   February 13, 2003++
The following ratios have been derived from                             September 30,      March 31,        to March 31,
information provided in the financial statements.                            2004             2004              2003
Total Investment Return

           Total investment return                                            .47%++++               .81%             .60%*
                                                                       ===============    ===============   ===============

Ratios to Average Net Assets

           Expenses                                                              .25%*               .23%             .25%*
                                                                       ===============    ===============   ===============
           Investment income and realized gain--net                              .92%*               .82%             .98%*
                                                                       ===============    ===============   ===============

Supplemental Data

           Net assets, end of period (in thousands)                    $     1,052,147    $     1,115,732   $     1,298,116
                                                                       ===============    ===============   ===============

            ++ Commencement of operations.

          ++++ Aggregate total investment return.

             * Annualized.

               See Notes to Financial Statements.


WCMA TREASURY FUND, SEPTEMBER 30, 2004



Notes to Financial Statements
Master Treasury Trust


1. Significant Accounting Policies:
Master Treasury Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.



WCMA TREASURY FUND, SEPTEMBER 30, 2004



Notes to Financial Statements (concluded)
Master Treasury Trust


FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates.

For the six months ended September 30, 2004, the Trust reimbursed
FAM $10,882 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.



WCMA TREASURY FUND, SEPTEMBER 30, 2004



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


WCMA TREASURY FUND, SEPTEMBER 30, 2004


Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 19, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 19, 2004